Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Accounts receivable	$ 261	$ 58	$ (228)
Prepaid expenses	0	19	(75)
Income taxes receivable	(6)	0	8
Inventory	(13)	(21)	(7)
Accounts payable, accrued liabilities and provisions	(130)	(97)	186
Income taxes payable	9	(3)	2
Increase (decrease) in working capital	$ 121	$ (44)	$ (114)